Net sales revenues (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net sales revenue by product
Net sales revenue	R$ 49,260,594	R$ 47,663,988	R$ 46,879,989
PE/PP
Net sales revenue by product
Net sales revenue	33,105,714	30,790,364	28,226,087
Ethylene, Propylene
Net sales revenue by product
Net sales revenue	3,351,805	2,906,796	2,999,090
Naphtha, condensate and crude oil
Net sales revenue by product
Net sales revenue	135,165	2,582,257	4,587,944
Benzene, toluene and xylene
Net sales revenue by product
Net sales revenue	2,683,406	2,411,031	2,538,993
PVC/Caustic Soda/EDC
Net sales revenue by product
Net sales revenue	3,066,879	3,016,390	2,780,075
ETBE/Gasoline
Net sales revenue by product
Net sales revenue	2,433,360	2,058,952	1,722,391
Butadiene
Net sales revenue by product
Net sales revenue	1,819,387	1,315,892	1,000,376
Cumene
Net sales revenue by product
Net sales revenue	578,482	501,958	583,608
Solvents
Net sales revenue by product
Net sales revenue	401,455	379,745	431,264
Other
Net sales revenue by product
Net sales revenue	R$ 1,684,941	R$ 1,700,603	R$ 2,010,161